September 8, 2004

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, NW
Washington, DC 20549

Re:      Lincoln Life Variable Annuity Account N
         Lincoln ChoicePlus, Lincoln ChoicePlus II,
         Lincoln ChoicePlus Assurance (B Share)
        (File Nos. 811-08517; 333-40937)

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln Life Variable Annuity Account N (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI"), including supplements, for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI, including supplements, contained in the most recent post-effective amendment filed electronically on August 30, 2004.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Senior Counsel